Segment Reporting	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Segment Reporting
Segment Reporting
We have three reportable operating segments, the first two of which consist of the ownership and rental of office and industrial real estate investments. The operations of our office and industrial properties, along with our medical office and retail properties, are collectively referred to as “Rental Operations.” Our medical office and retail properties do not meet the quantitative thresholds for separate presentation as reportable segments. The third reportable segment consists of providing various real estate services such as property management, asset management, maintenance, leasing, development and construction management to third-party property owners and joint ventures, as well as our Build-for-Sale operations (defined below), and is collectively referred to as “Service Operations.” Our reportable segments offer different products or services and are managed separately because each segment requires different operating strategies and management expertise.
Gains on sale of properties developed or acquired with the intent to sell (“Build-for-Sale” properties), and whose operations prior to sale are insignificant, are classified as part of the income of the Service Operations business segment. The periods of operation for Build-for-Sale properties prior to sale were of short duration. Build-for-Sale properties, which are no longer part of our operating strategy, did not represent a significant component of our operations in 2010 or 2009.
Other revenue consists of other operating revenues not identified with one of our operating segments. Interest expense and other non-property specific revenues and expenses are not allocated to individual segments in determining our performance measure.

We assess and measure our overall operating results based upon an industry performance measure referred to as Funds From Operations (“FFO”), which management believes is a useful indicator of our consolidated operating performance. FFO is used by industry analysts and investors as a supplemental operating performance measure of a REIT. The National Association of Real Estate Investment Trusts (“NAREIT”) created FFO as a supplemental measure of REIT operating performance that excludes historical cost depreciation, among other items, from net income determined in accordance with GAAP. FFO is a non-GAAP financial measure. The most comparable GAAP measure is net income (loss) attributable to common shareholders. Consolidated FFO attributable to common shareholders should not be considered as a substitute for net income (loss) attributable to common shareholders or any other measures derived in accordance with GAAP and may not be comparable to other similarly titled measures of other companies. FFO is calculated in accordance with the definition that was adopted by the Board of Governors of NAREIT. We do not allocate certain income and expenses (“Non-Segment Items” as shown in the table below) to our operating segments. Thus, the operational performance measure presented here on a segment-level basis represents net earnings excluding depreciation expense, as well as excluding the Non-Segment Items not allocated, and is not meant to present FFO as defined by NAREIT.
Historical cost accounting for real estate assets in accordance with GAAP implicitly assumes that the value of real estate assets diminishes predictably over time. Since real estate values instead have historically risen or fallen with market conditions, many industry analysts and investors have considered presentation of operating results for real estate companies that use historical cost accounting to be insufficient by themselves. FFO, as defined by NAREIT, represents GAAP net income (loss), excluding extraordinary items as defined under GAAP and gains or losses from sales of previously depreciated real estate assets, plus certain non-cash items such as real estate asset depreciation and amortization, and after similar adjustments for unconsolidated partnerships and joint ventures.
Management believes that the use of consolidated FFO attributable to common shareholders, combined with net income (which remains the primary measure of performance), improves the understanding of operating results of REITs among the investing public and makes comparisons of REIT operating results more meaningful. Management believes that, by excluding gains or losses related to sales of previously depreciated real estate assets and excluding real estate asset depreciation and amortization, investors and analysts are able to readily identify the operating results of the long-term assets that form the core of a REIT’s activity and assist in comparing these operating results between periods or as compared to different companies.

The following table shows (i) the revenues and FFO for each of the reportable segments and (ii) a reconciliation of consolidated FFO attributable to common shareholders to net income (loss) attributable to common shareholders for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	2010	2009	2008
Revenues
Rental Operations:
Office	$495,845	$512,693	$498,778
Industrial	295,815	254,278	245,152
Non-reportable Rental Operations segments	66,376	51,645	28,023
General contractor and service fee revenue	515,361	449,509	434,624
Total Segment Revenues	1,373,397	1,268,125	1,206,577
Other Revenue	11,094	12,377	19,902
Consolidated Revenue from continuing operations	1,384,491	1,280,502	1,226,479
Discontinued Operations	48,437	67,702	87,529
Consolidated Revenue	$1,432,928	$1,348,204	$1,314,008
Reconciliation of Consolidated Funds From Operations
Net earnings excluding depreciation and Non-Segment Items
Office	$286,744	$300,964	$298,150
Industrial	219,238	191,005	188,158
Non-reportable Rental Operations segments	43,424	33,886	17,033
Service Operations	28,496	21,843	54,938
	577,902	547,698	558,279
Non-Segment Items:
Interest expense	(237,848)	(204,573)	(181,637)
Impairment charges	(9,834)	(275,360)	(10,165)
Interest and other income	534	1,229	1,451
Other operating expenses	(1,231)	(1,017)	(8,298)
General and administrative expenses	(41,329)	(47,937)	(39,508)
Gain on land sales	—	357	12,651
Undeveloped land carrying costs	(9,203)	(10,403)	(8,204)
Gain (loss) on debt transactions	(16,349)	20,700	1,953
Gain (loss) on acquisitions, net	55,820	(1,062)	—
Income tax benefit (expense)	1,126	6,070	7,005
Other non-segment income	8,132	5,905	17,332
Net (income) loss attributable to noncontrolling interests	536	11,340	(2,620)
Noncontrolling interest share of FFO adjustments	(7,771)	(11,514)	(16,527)
Joint venture items	40,346	46,862	61,643
Dividends on preferred shares	(69,468)	(73,451)	(71,426)
Adjustments for repurchase of preferred shares	(10,438)	—	14,046
Discontinued operations	17,030	(1,990)	33,723
Consolidated FFO attributable to common shareholders	297,955	12,854	369,698
Depreciation and amortization on continuing operations	(346,789)	(320,965)	(289,744)
Depreciation and amortization on discontinued operations	(13,395)	(19,161)	(25,208)
Company's share of joint venture adjustments	(34,674)	(36,966)	(38,321)
Earnings (loss) from depreciated property sales on continuing operations	39,662	12,337	—
Earnings from depreciated property sales on discontinued operations	33,054	6,786	16,961
Earnings from depreciated property sales - share of joint venture	2,308	—	495
Noncontrolling interest share of FFO adjustments	7,771	11,514	16,527
Net income (loss) attributable to common shareholders	$(14,108)	$(333,601)	$50,408

The assets for each of the reportable segments as of December 31, 2010 and 2009 are as follows (in thousands):

	December 31, 2010	December 31, 2009
Assets
Rental Operations:
Office	$3,122,565	$3,394,229
Industrial	3,210,566	2,233,607
Non-reportable Rental Operations segments	627,491	605,102
Service Operations	231,662	332,676
Total Segment Assets	7,192,284	6,565,614
Non-Segment Assets	451,992	738,665
Consolidated Assets	$7,644,276	$7,304,279
Tenant improvements and leasing costs to re-let rental space that had been previously under lease to tenants are referred to as second generation expenditures. Building improvements that are not specific to any tenant but serve to improve integral components of our real estate properties are also second generation expenditures. In addition to revenues and FFO, we also review our second generation capital expenditures in measuring the performance of our individual Rental Operations segments. We review these expenditures to determine the costs associated with re-leasing vacant space and maintaining the condition of our properties. Our second generation capital expenditures by segment are summarized as follows for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	2010	2009	2008
Second Generation Capital Expenditures
Office	$65,203	$64,281	$56,844
Industrial	23,271	13,845	16,443
Non-reportable Rental Operations segments	249	928	1,527
Total	$88,723	$79,054	$74,814